Property, Plant and Equipment - Schedule of Composition and Movement of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		$ 36,245
Depreciated cost		41,367		$ 36,245
Ending Balance		41,367		36,245
Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		101,109		88,634
Additions				12,694
Sale and write-off				(219)
Ending Balance				101,109
Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		64,864		60,410
Depreciation		6,096		4,661
Sale and write-off		(38)		(207)
Ending Balance		70,922		64,864
Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		15,643	[1]	12,903	[2]
Land and Buildings [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[2]	37,324		36,041
Additions	[2]			1,306
Sale and write-off	[2]			(23)
Ending Balance	[2]			37,324
Land and Buildings [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[2]	24,421	[1]	23,294
Depreciation		1,231	[1]	1,149	[2]
Sale and write-off			[1]	(22)	[2]
Ending Balance	[1]	25,652		24,421	[2]
Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		14,920	[1]	12,298	[2]
Machinery and Equipment [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[2]	41,457		37,997
Additions	[2]			3,546
Sale and write-off	[2]			(86)
Ending Balance	[2]			41,457
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[2]	29,159	[1]	27,259
Depreciation		2,438	[1]	1,975	[2]
Sale and write-off		(38)	[1]	(75)	[2]
Ending Balance	[1]	31,559		29,159	[2]
Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost
Vehicles [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		31		31
Additions
Sale and write-off
Ending Balance				31
Vehicles [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		31		29
Depreciation				2
Sale and write-off
Ending Balance		31		31
Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		2,443		3,083
Computers, Software, Equipment and Office Furniture [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		13,253		11,472	[3]
Additions				1,891
Sale and write-off	[3]			(110)
Ending Balance				13,253
Computers, Software, Equipment and Office Furniture [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	10,170		9,050
Depreciation		1,452		1,230	[3]
Sale and write-off				(110)	[3]
Ending Balance		11,622		10,170	[3]
Leasehold Improvements [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		8,363	[4]	7,961	[3]
Leasehold Improvements [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	9,044		3,093
Additions	[3]			5,951
Sale and write-off	[3]
Ending Balance	[3]			9,044
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	1,083	[4]	778
Depreciation		975	[4]	305	[3]
Sale and write-off			[4]		[3]
Ending Balance	[4]	2,058		1,083	[3]
Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		101,109
Sale and write-off		(38)
Ending Balance		112,289		101,109
Cost [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Additions		11,218
Cost [Member] | Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	37,324
Sale and write-off	[1]
Ending Balance	[1]	41,294		37,324
Cost [Member] | Land and Buildings [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Additions	[1]	3,970
Cost [Member] | Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	41,457
Sale and write-off	[1]	(38)
Ending Balance	[1]	46,478		41,457
Cost [Member] | Machinery and Equipment [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Additions	[1]	5,059
Cost [Member] | Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		31
Sale and write-off
Ending Balance		31		31
Cost [Member] | Vehicles [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Additions
Cost [Member] | Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		13,253
Sale and write-off
Ending Balance		14,065		13,253
Cost [Member] | Computers, Software, Equipment and Office Furniture [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Additions		812
Cost [Member] | Leasehold Improvements [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[4]	9,044
Sale and write-off	[4]
Ending Balance	[4]	10,421		$ 9,044
Cost [Member] | Leasehold Improvements [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Additions	[4]	$ 1,377

[1]	Including labor costs charged in 2025 to the cost of facilities, machinery, and equipment in the amount of $2,550 thousand.
[2]	Including labor costs charged in 2024 to the cost of facilities, machinery, and equipment in the amount of $1,853 thousand.
[3]	Including Right – of use assets depreciation expense in the amount of $128 thousand that was capitalized to the Leasehold Improvements during 2024. Also refer to Note 14.
[4]	Kamada Assets Ltd. (“Kamada Assets”), a subsidiary of the Company, capitalized leasing rights from the Israel Lands Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. As part of a new outline which were approved during 2021, the plant area was adjusted to 14,880 m². The amount attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the lease extension option period. During 2010, Kamada Assets signed an agreement with the Israel Lands Administration to consolidate its leasing rights and extend the lease period to 2058; the lease also includes an extension option allowing the parties to extend the lease for an additional 49 years following the conclusion of the initial term.